Statutory equity and income	12 Months Ended
Dec. 31, 2020
Insurance [Abstract]
Statutory equity and income
24. Statutory equity and income
Applicable insurance department regulations require that the Corporation’s regulated insurance subsidiaries prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the department of insurance of the respective state of domicile. These practices vary in some aspects from U.S. GAAP, with significant differences including that (a) certain assets are not included in statutory surplus, (b) certain statutory reserves are established by a direct charge to surplus, and (c) certain charges are reported as charges to capital and surplus, rather than as a component of net income.
Aggregate statutory capital and surplus as per the statutory financial statements of the Corporation’s regulated insurance subsidiaries for the years ended December 31, 2020 and 2019, was $79.4 million and $73.3 million, respectively.
The regulated insurance subsidiaries are subject to certain Risk-Based Capital (“RBC”) requirements specified by the National Association of Insurance Commissioners (“NAIC”). Under those requirements, the amount of capital and surplus maintained by the Corporation’s regulated insurance subsidiaries is to be determined based on various risk factors, such as (a) asset quality, (b) asset and liability matching, (c) loss reserve adequacy, and other business factors. Regulatory compliance is determined by a ratio of the Corporation’s regulatory total adjusted capital, as defined by the NAIC, to its authorized control level RBC, as defined by the NAIC. Generally, a ratio in excess of the regulatory threshold requires no corrective actions by the Corporation or regulators. As of December 31, 2020 and 2019, the regulated insurance subsidiaries’ capital and surplus exceeded the minimum RBC requirements of their applicable governmental regulator. The statutory RBC necessary to satisfy regulatory requirements of our statutory basis subsidiaries was approximately $75.8 million and $60.8 million as of December 31, 2020 and 2019, respectively.